SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Standards Recently Adopted (Details) - USD ($) $ in Millions	Sep. 27, 2019	Mar. 29, 2019	Dec. 28, 2018	Sep. 29, 2018	Sep. 28, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
(Decrease) increase to retained earnings for adoption of new accounting guidance	$ 74.4			$ 58.9	$ 62.4
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
(Decrease) increase to retained earnings for adoption of new accounting guidance	$ (3.5)	$ 0.6	$ (4.1)	$ (3.5)